Annual Fund Operating Expenses	Apr. 30, 2026
Driehaus Emerging Markets Growth Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.15%	[1]
Driehaus Emerging Markets Growth Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.91%	[1]
Driehaus Emerging Markets Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.25%	[3]
Driehaus Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Driehaus Global Fund | Driehaus Global Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	0.76%	[5]
Driehaus International Small Cap Growth Fund | Driehaus International Small Cap Growth Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.14%	[6]
Driehaus International Developed Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Driehaus International Developed Equity Fund | Driehaus International Developed Equity Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	3.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	3.86%
Fee Waiver or Reimbursement	(3.05%)	[7]
Net Expenses (as a percentage of Assets)	0.81%	[8]
Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	1.34%
Driehaus Small Cap Growth Fund | Investor Share Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.93%
Driehaus Small Cap Growth Fund | Institutional Share Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.69%
Driehaus Small/Mid Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Driehaus Small/Mid Cap Growth Fund | Driehaus Small/Mid Cap Growth Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	0.01%	[9]
Net Expenses (as a percentage of Assets)	0.80%

[1]	Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Fund’s investment adviser has contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales and other investment-related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver as well as the existing operating expense cap. Because of this agreement, the Fund may pay the investment adviser less than the contractual management fee.
[3]	Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.
[4]	The Fund’s investment adviser has contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement is made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the investment adviser less than the contractual management fee.
[5]	Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.
[6]	Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.
[7]	The Fund’s investment adviser has entered into a contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired Fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of the Trustees of the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years from the date on which the waiver or reimbursement was made, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the wavier/expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.
[8]	The Annual Fund Operating Expenses in the table above do not correlate to the ration of expenses to average net assets shown in the “Financial Highlights“ section of the Fund’s prospectus, which does not include Acquired Fund Fees and Expenses.
[9]	The Fund’s investment adviser, has contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2027. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years from the date on which the waiver or reimbursement is made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver/expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the investment adviser less than the contractual management fee.